Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued

(in shares)	December 31, 2023	December 31, 2022	December 31, 2021
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

Hedging reserve
The hedging instruments were as follows:

	2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	—	—	—	(314)	(1,456)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	—	—	—	(1,256)	(3,860)
$713.0 million facility	—	—	—	(4,823)	(12,599)
$73.45 million facility - Cedar and Cypress	—	—	—	(298)	(5,167)
$150.0 million facility	93,607	1,286	146	(1,108)	—
$447.0 million facility	—	—	—	1,635	(1,635)
Fx swaps
Fx Euro hedge	—	—	—	—	(1,032)
Total	93,607	1,286	146	(6,164)	(25,749)

	2022
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	56,838	1,791	—	4,757
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	60,164	5,202	—	3,830
$713.0 million facility	223,667	17,819	—	12,859
$73.5 million facility - Cedar and Cypress	71,155	5,465	—	5,465
$150.0 million facility	106,310	2,249	—	2,249
Forward cap contracts
Cap options	—	—	—	466
Fx swaps
Fx Euro hedge	18,398	1,032	—	1,032
Total	536,532	33,558	—	32,293
At December 31, 2023, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(22,916)	(18,039)	(50,392)
Average fixed interest rate	3.26%	3.26%	3.26%

At December 31, 2022, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(41,048)	(38,879)	(167,966)
Average fixed interest rate	1.42%	1.41%	1.40%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2023			December 31, 2022
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Recycled into P&L	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	6,164	24,717	1,140	(29,159)	32,021
Cap option	—	—	—	(466)	—
Fx rate risk
Fx Swaps	—	1,032	—	(1,032)	1,032

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2023				During the period 2023
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Recycled into P&L	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	93,607	1,286	146	Trade and other current receivables, Non-current other payables	(6,164)	(24,717)	37	Finance expenses
Fx rate risk
Fx Swaps	—	—	—	Trade and other current receivables	—	(1,032)	—	Finance expenses

	2022				During the period 2022
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	518,133	32,929	404	Non-current receivables, Trade and other current receivables, Trade and other current payables	29,159	(507)	Finance expenses
Cap options	—	—	—	Trade and other receivables	466	—	Finance expenses
Fx rate risk
Fx swaps	18,398	1,032	—	Trade and other current receivables	1,032	—	Finance expenses

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2023	33,053
Cash flow hedges
Change in fair value interest rate risk	(6,164)
Recycled into P&L	(25,749)
Change in fair value fx risk	—
Balance at December 31, 2023	1,140

Balance at January 1, 2022	2,396
Cash flow hedges
Change in fair value interest rate risk	29,625
Change in fair value fx risk	1,032
Balance at December 31, 2022	33,053